Costs and expenses by nature:	12 Months Ended
Dec. 31, 2024
Costs and expenses by nature:
Costs and expenses by nature:

Note 4 - Costs and expenses by nature:

	Year ended December 31,
	2022		2023		2024
Short term benefits	Ps.	1,235,765	Ps.	1,626,289	Ps.	1,812,680
Electric power		544,397		499,753		549,420
Maintenance and conservation		596,043		815,810		829,458
Professional fees		227,817		305,625		328,089
Insurance and bonds		151,041		277,754		310,732
Surveillance services		329,414		427,811		553,403
Cleaning services		263,177		303,168		381,224
Technical assistance (Note 14.4)		643,891		715,462		400,838
Right of use of assets under concession (DUAC) (1)		1,424,066		1,496,142		2,557,670
Amortization and depreciation of intangible assets, furniture and equipment		2,059,237		2,069,157		2,322,984
Consumption of commercial items		489,244		552,298		542,872
Construction services (Note 3.1.3)		2,692,694		1,302,633		2,848,299
Termination benefits		4,343		5,434		5,882
Employees’ statutory profit sharing		104,731		98,651		122,604
Impairment of accounts receivable (Note 6.2)		9,681		34,276		3,435
Other		186,424		47,856		243,391
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	10,961,965	Ps.	10,578,119	Ps.	13,812,981
(1)

The amounts of Ps.733,168, Ps.820,230 and Ps.1,728,174, for fiscal years 2022, 2023 and 2024, respectively, are associated with the valuable consideration paid for the concessions in Mexico, equivalent to 5% for 2022 and 2023, and 9% as of January 1, 2024, (see Note 3.1.1.) of the gross profits of each concession. In turn, the amounts of Ps.504,953, Ps.495,478 and Ps.629,900, respectively, are associate with the valuable consideration for the Airplan concession, equivalent to 19% of gross profits, while the amounts of Ps.185,945, Ps.180,434 and Ps.199,596, respectively, are associated with the valuable consideration for the Aerostar concession, equivalent to 5% of the airport’s gross profits.

4.1) Grant - Aerostar

CRRSA Act

On February 18, 2021, official confirmation was received from the FAA granting Aerostar the approval of this Federal assistance under the Coronavirus Response and Relief Supplemental Appropriation Act (CRRSA Act) for a total amount of USD10,577 (approximately Ps.210,574), without any cost, which can be credited by the Company within a period of 4 years and can be used for costs related to operations: personnel, cleaning services, sanitization and even for equipment replacement strictly related to the operation of the Airport, and additionally can be destined for the payment of debt. The funds will be received by means of reimbursements once the invoice for the expense incurred, which must include sufficient details to allow verification of compliance with the policy for the use of the grant, has been submitted to the FAA through the established means. During the year 2022, the Company received the amount of USD9,594 (Ps. 96,376, approximately), for reimbursements of verifications presented to the authority, which are presented net of the corresponding expense or cost as of December 31, 2022, there are no unfulfilled conditions or other contingencies related to these grants. At December 31, 2022 the Company has received all resources from this program and there are no unfulfilled conditions or other contingencies related to these grants.

ARPA Act

On November 5, 2021, the Federal Aviation Administration awarded subsidiary Aerostar an airport rescue grant offer under the American Rescue Plan Act (ARPA) for a total amount of USD35,716 (approximately Ps.731,106), at no cost, for a period of 4 years and can be used to finance costs related to staff operations, cleaning, disinfection, and even payment of debt service. During the years 2022 and 2023 the Company received USD17,515 and USD14,268 (approximately Ps.350,901 and Ps.252,366, respectively) which includes benefits in 2022 for: Insurance and bond amortization Ps.126,285, salaries Ps.109,241, taxes and duties Ps.74,934, cleaning services Ps.22,937 and other Ps.17,504. Additionally, in 2022, the company received USD3,933 (Ps.78,885 approximately) for reimbursement to commercial clients. The benefits in 2023 includes: Taxes and duties Ps.220,414, and cleaning services Ps.31,952. At December 31, 2023 the Company had received all resources from this program and, there are no unfulfilled conditions or other contingencies related to these grants. (See Note 17.21).